Schedule of Investments - October 31, 2025 (unaudited)

Integrity Growth & Income Fund

	Shares	Fair Value
COMMON STOCKS (99.5%)
Communication Services (1.3%)
AT&T INC	65,000	$1,608,750
		1,608,750
Consumer Discretionary (3.8%)
HOME DEPOT INC/THE	6,000	2,277,540
LOWE'S COS INC	10,000	2,381,300
		4,658,840
Consumer Staples (4.7%)
KIMBERLY CLARK CORP	21,000	2,513,910
PEPSICO INC	11,000	1,606,990
TARGET CORP	18,000	1,668,960
		5,789,860
Energy (1.6%)
KINDER MORGAN INC/DE	75,000	1,964,250
		1,964,250
Financials (15.0%)
BANK OF AMERICA CORP	30,000	1,603,500
JPMORGAN CHASE & CO	12,000	3,733,440
MASTERCARD INC	7,000	3,863,930
PNC FINANCIAL SERVICES GROUP INC/THE	10,000	1,825,500
S&P GLOBAL INC	5,000	2,436,050
VISA INC	15,000	5,111,100
		18,573,520
Health Care (5.3%)
*EDWARDS LIFESCIENCES CORP	20,000	1,649,000
THERMO FISHER SCIENTIFIC INC	5,000	2,836,950
UNITEDHEALTH GROUP INC	6,000	2,049,360
		6,535,310
Industrials (11.2%)
CATERPILLAR INC	4,000	2,309,040
DEERE & CO	5,000	2,308,150
FEDEX CORP	7,000	1,776,740
WASTE MANAGEMENT INC	13,000	2,597,010
TRANE TECHNOLOGIES PLC	11,000	4,935,150
		13,926,090
Information Technology (49.9%)
*ADVANCED MICRO DEVICES INC	17,000	4,354,040
APPLE INC	21,000	5,677,770
CISCO SYSTEMS INC	15,000	1,096,650
*CLOUDFLARE INC	21,000	5,319,300
*DIGITALOCEAN HOLDINGS INC	75,000	3,049,500
INTUIT INC	5,000	3,337,750
KLA TENCOR CORP	6,000	7,252,440
LAM RESEARCH CORP	40,000	6,298,400
MICROSOFT CORP	6,000	3,106,860
NVIDIA CORP	62,000	12,554,380
QUALCOMM INC	20,000	3,618,000
*TYLER TECHNOLOGIES INC	2,000	952,520
*CYBERARK SOFTWARE LTD	6,000	3,124,680
*MONDAY.COM LTD	10,000	2,052,400
		61,794,690
Materials (2.2%)
AIR PRODUCTS & CHEMICALS INC	11,000	2,668,490
		2,668,490
Utilities (4.5%)
EXELON CORP	60,000	2,767,200
NEXTERA ENERGY INC	35,000	2,849,000
		5,616,200

TOTAL INVESTMENTS (Cost $55,592,594)		$123,136,000
OTHER ASSETS LESS LIABILITIES (0.5%)		$634,064
NET ASSETS (100.0%)		$123,770,064
*Non-income producing
PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Integrity Growth & Income Fund | October 31, 2025 (unaudited)

NOTE: INVESTMENT IN SECURITIES (unaudited)
At October 31, 2025, the net unrealized appreciation/(depreciation) based on the cost of investments for federal income tax purposes was as follows:

Integrity Growth & Income Fund
Investments at cost	$55,592,594
Unrealized appreciation	$68,640,221
Unrealized depreciation	(1,096,815)
Net unrealized appreciation/(depreciation)*	$67,543,406

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc). Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2025:

Integrity Growth & Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$123,136,000	$-	$-	$123,136,000
Total	$123,136,000	$-	$-	$123,136,000

Schedule of Investments | Integrity Growth & Income Fund | October 31, 2025 (unaudited)